QUARTERLY FINANCIAL DATA (UNAUDITED) (Notes)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2016
	(Thousands of dollars except per share amounts)
Total revenues	$1,774,459	$2,134,107	$2,357,907	$2,654,461
Income from continuing operations	$175,911	$180,086	$194,792	$194,761
Income (loss) from discontinued operations, net of tax	$(952)	$(227)	$(576)	$(296)
Net income	$174,959	$179,859	$194,216	$194,465
Net income attributable to ONEOK	$83,446	$85,944	$92,144	$90,505
Earnings per share total
Basic	$0.40	$0.41	$0.44	$0.43
Diluted	$0.40	$0.40	$0.43	$0.43

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2015
	(Thousands of dollars except per share amounts)
Total revenues	$1,805,306	$2,128,052	$1,898,946	$1,930,902
Income from continuing operations	$95,837	$151,020	$164,698	$(26,279)
Income (loss) from discontinued operations, net of tax	$(144)	$(140)	$(3,860)	$(1,937)
Net income	$95,693	$150,880	$160,838	$(28,216)
Net income attributable to ONEOK	$60,800	$76,505	$82,157	$25,515
Earnings per share total
Basic	$0.29	$0.36	$0.39	$0.13
Diluted	$0.29	$0.36	$0.39	$0.12

The fourth quarter 2015 includes noncash impairment charges of $264.3 million related to long-lived assets and equity investments.